COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended
	Sep. 30, 2023	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2024	Jan. 31, 2023	Jul. 31, 2023	Aug. 01, 2022
Commitments and Contingencies Disclosure [Abstract]
Operating Lease, Right-of-Use Asset		$ 0		$ 0		$ 6,436	$ 8,704
Operating Lease, Weighted Average Discount Rate, Percent							5.00%
Increase (Decrease) in Operating Lease Liability	$ 6,080			356	$ 162
Rent expenses		$ 2,484	$ 6,478	$ 5,669	$ 11,076